Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Plant and equipment, net	$ 3,295,000	$ 4,138,000
Right-of-use assets, net	1,095,000	1,326,000
Security deposits	198,000	198,000
Note receivable	5,305,000	5,435,000
Total non-current assets	9,893,000	11,097,000
CURRENT ASSETS
Loan receivables	19,895,000	18,873,000
Inventories	5,000
Other receivables and prepayments	5,287,000	6,989,000
VAT receivable	10,000
Trade receivables	91,000
Cash and bank balances	1,927,000	1,047,000
Total current assets	27,215,000	26,909,000
Total assets	37,108,000	38,006,000
CURRENT LIABILITIES
Note payables	2,428,000	5,187,000
Amounts owed to related parties	391,000	272,000
Lease liabilities	346,000	348,000
Accrued liabilities and other payables	2,026,000	1,128,000
Taxes payables	827,000	315,000
Deferred revenue	1,459,000	2,612,000
Trade payables	1,930,000	831,000
Total current liabilities	9,407,000	10,693,000
NET CURRENT ASSETS	17,808,000	16,216,000
NON-CURRENT LIABILITY
Lease liabilities	808,000	1,072,000
Total non-current liability	808,000	1,072,000
Total liabilities	10,215,000	11,765,000
NET ASSETS	26,893,000	26,241,000
EQUITY
Reserves	26,657,000	25,553,000
Non-controlling interest	236,000	688,000
Total equity	$ 26,893,000	$ 26,241,000